Public Offering	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Proposed Public Offering [Abstract]
PUBLIC OFFERING

NOTE 3 — PUBLIC OFFERING

Pursuant to the Initial Public Offering on October 13, 2020, the Company sold 7,000,000 units at a price of $10.00 per Unit for a total of $70,000,000. Each Unit consists of one share of common stock and one warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of common stock at a price of $11.50 per share, subject to adjustment (see Note 8).

On October 14, 2020, the underwriters exercised the over-allotment option in part, and the closing of the issuance and sale of an additional 278,151 Units occurred (the “Over-Allotment Option Units”) on October 16, 2020 at $10.00 per Unit, generating gross proceeds of $2,781,510.

Note 5 — Public Offering

Pursuant to the Initial Public Offering on October 13, 2020, the Company sold 7,000,000 units at a price of $10.00 per Unit for a total of $70,000,000. Each Unit consists of one share of common stock and one warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of common stock at a price of $11.50 per share, subject to adjustment (see Note 8).

On October 14, 2020, the underwriters exercised the over-allotment option in part, and the closing of the issuance and sale of an additional 278,151 Units occurred (the “Over-Allotment Option Units”) on October 16, 2020 at $10.00 per Unit, generating gross proceeds of $2,781,510.